Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Restricted cash and short-term deposits, carrying value	$ 162,199	$ 188,289
Interest Rate Swap
Derivative [Line Items]
Restricted cash and short-term deposits, carrying value	$ 11,142	$ 0